Share-based awards (Details 2) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 $ / shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 $ / shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 $ / shares	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥) shares
Additional disclosure
Share-based compensation expense		¥ 13,028		¥ 2,844		¥ 1,259
Options
Number of share options
Outstanding at beginning of year | shares		13,345,902
Granted | shares		13,788,000
Exercised | shares		(5,365,112)
Cancelled/forfeited/expired | shares		(429,380)
Outstanding at end of year | shares		21,339,410		13,345,902
Vested and exercisable | shares							1,293,743
Vested and expected to vest | shares							20,865,685
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 13.86
Granted | $ / shares	56.64
Exercised | $ / shares	10.34
Cancelled/forfeited/expired | $ / shares	18.47
Outstanding at end of year | $ / shares	42.29		$ 13.86
Vested and exercisable | $ / shares	8.76
Vested and expected to vest | $ / shares	42.68
Weighted average remaining contractual life
Weighted average remaining contractual life, outstanding		6 years		4 years 1 month 6 days
Weighted average remaining contractual life, vested and exercisable		2 years 6 months
Weighted average remaining contractual life, vested and expected to vest		6 years 1 month 6 days
Additional disclosure
Unvested options early exercised | shares							4,663,833
Aggregate intrinsic value of all outstanding options							¥ 5,386
Aggregate intrinsic value of options that were vested and exercisable							592
Aggregate intrinsic value of options that were vested and expected to vest							5,199
Weighted average grant date fair value of share options | $ / shares	$ 23.07		$ 6.14		$ 5.20
Total grant date fair value of options vested		¥ 134		¥ 123		219
Aggregate intrinsic value of share options exercised		488		1,698		1,034
Cash received from option exercises under the share option plans		313		1,543		362
Share-based compensation expense		¥ 1,152		¥ 417		¥ 227
Fair value assumptions
Risk-free interest rate, minimum		1.38%		0.69%		0.67%
Risk-free interest rate, maximum		1.99%		1.52%		0.70%
Expected dividend yield		0.00%		0.00%		0.00%
Expected life (years)						4 years 4 months 17 days
Expected volatility, minimum		35.04%		37.00%		41.70%
Expected volatility, maximum		40.76%		39.30%		44.90%
Unamortized compensation costs							¥ 1,401
Expected period over which unamortized compensation costs is to be recognized		3 years
Minimum | Options
Fair value assumptions
Expected life (years)		4 years 3 months		4 years 3 months
Maximum | Options
Fair value assumptions
Expected life (years)		5 years 9 months		4 years 4 months 17 days
Non-employees | Options
Number of share options
Outstanding at end of year | shares		605,340